UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                December 31, 2002

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings
                                              entries.
Institutional Investment Manager Filing this Report:

Name:      Logos Trading, Inc. d/b/a Sangamon Trading, Inc.
Address:   222 West Adams Street, Suite 2200
           Chicago, Illinois  60606


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey V. McKinley
Title:  Chief Financial Officer of Sangamon Trading, Inc.
Phone:  (312) 984-5070

Signature, Place, and Date of Signing:

/s/ Jeffrey V. McKinley        Chicago, Illinois             February __, 2003
-----------------------        -----------------             -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   2

Form 13F Information Table Value Total:   $2,825
                                        (thousands)

List of Other Included Managers:           None



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


                                                        FORM 13F INFORMATION TABLE

   COLUMN 1               COLUMN 2        COLUMN 3       COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7        COLUMN 8
   --------               --------        --------       --------         --------          --------     --------        --------
                                                          VALUE       SHRS OR SH/ PUT/     INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP        (X$1000)     PRN AMT PRN CALL     DISCRETION    MANAGERS   SOLE SHARED NONE
--------------         --------------       -----        --------     ----------------     ----------    --------   ----------------
Wesco Finl Corp            COM           950817 10 6       1,824        3,230 SH             Sole          N/A       823       2,407
Costco Whsl Corp New       COM           22160K 10 5       1,001       65,000 SH             Sole          N/A    15,795      49,205









                                    TOTAL                  2,825       68,230                                     16,618      51,612


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